Leases - IFRS 16 (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Lease liabilities recognized as at January 1, 2019 (at present value)	$ 22,347	$ 13,243
Current	10,890	7,442
Non-current	$ 11,457	$ 5,801
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Weighted average incremental borrowing rate			9.40%
Operating lease commitments disclosed as at December 31, 2018 (Note 33.3)				$ 69,938
(Less) Contracts reassessed as not being lease contracts in accordance with IFRS 16			$ (34,239)
(Less) Short-term leases not recognized as a liability			(17,537)
(Less) Low-value leases not recognized as a liability			(341)
Lease liabilities recognized as at January 1, 2019 (at nominal value)			17,821
Lease liabilities recognized as at January 1, 2019 (at present value)			14,610
Current			7,967
Non-current			$ 6,643